Loans and borrowings (Details Textual) - INR (₨) ₨ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	₨ 50,904	₨ 61,131